Securities Act File No.  33-40682
                                       Investment Company Act File No. 811-06312
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     /X/

                         Post-Effective Amendment No. 22                    /X/
                                       and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             /X/
                                Amendment No. 22                            /X/
                        (Check appropriate box or boxes)

                             THE LAZARD FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

30 Rockefeller Plaza, New York, New York                           10112
(Address of Principal Executive Offices)                         (Zip Code)

Registrant's Telephone Number, including Area Code:            (212) 632-6000

                            David M. Goldenberg, Esq.
                              30 Rockefeller Plaza
                            New York, New York 10112
                    (Name and Address of Agent for Services)

                                    copy to:

                             Stuart H. Coleman, Esq.
                          Stroock & Stroock & Lavan LLP
                                 180 Maiden Lane
                          New York, New York 10038-4982

 It is proposed that this filing will become effective (check appropriate box)


---- immediately upon filing pursuant to paragraph (b)

 X    on December 29, 2000 pursuant to paragraph (b)
----

---- 60 days after filing pursuant to paragraph (a) (1)

---- on  (DATE)  pursuant to paragraph (a) (1)

---- 75 days after filing pursuant to paragraph (a) (2)

---- on  (DATE)  pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

     this post-effective amendment designates a new effective
---- date for a previously filed post-effective amendment.

LAZARD FUNDS
-------------------------------------------------------------------------------
                                   PROSPECTUS




                                December 29, 2000


                          ---------------------------

                           Lazard Mortgage Portfolio

                          ---------------------------

                              30 Rockefeller Plaza
                            New York, New York 10112
                                 (800) 823-6300



AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

TABLE OF CONTENTS
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CAREFULLY REVIEW THIS
IMPORTANT SECTION, WHICH            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES
SUMMARIZES THE PORTFOLIO'S
INVESTMENTS, RISKS, PAST
PERFORMANCE AND FEES.
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REVIEW THIS SECTION FOR MORE
INFORMATION ON INVESTMENT           INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
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REVIEW THIS SECTION FOR             FUND MANAGEMENT
DETAILS ON THE PEOPLE AND               - INVESTMENT MANAGER
ORGANIZATIONS WHO OVERSEE THE           - PRINCIPAL PORTFOLIO MANAGERS
PORTFOLIO.                              - ADMINISTRATOR
                                        - DISTRIBUTOR
                                        - CUSTODIAN
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REVIEW THIS SECTION FOR             SHAREHOLDER INFORMATION
DETAILS ON HOW SHARES ARE               - GENERAL
VALUED.  HOW TO PURCHASE, SELL          - HOW TO BUY SHARES
AND EXCHANGE SHARES, RELATED            - HOW TO SELL SHARES
CHARGES AND PAYMENTS OF                 - INVESTOR SERVICES
DIVIDENDS AND DISTRIBUTIONS.            - GENERAL POLICIES
                                        - ACCOUNT POLICIES, DIVIDENDS AND TAXES
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REVIEW THIS SECTION FOR RECENT      FINANCIAL HIGHLIGHTS
FINANCIAL INFORMATION.
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WHERE TO LEARN MORE ABOUT THE       BACK COVER
PORTFOLIO.
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Lazard Asset Management, a division of Lazard Freres & Co. LLC ("Lazard"), serves as the Portfolio's investment manager.

THE PORTFOLIO                       The Lazard Funds, Inc. (the "Fund") consists
                                    of twelve separate portfolios, only one of which, Lazard Mortgage Portfolio (the
                                    "Portfolio"), is being offered through this Prospectus. The Portfolio has its own investment objective, strategies and risk/return profile. Because you could lose money by investing in the Portfolio, be sure to read all risk disclosures carefully before investing.

                                    You should be aware that the Portfolio:

                                    o  Is not a bank deposit
                                    o  Is not guaranteed, endorsed or
                                       insured by any bank, financial
                                       institution or government entity,
                                       such as the Federal Deposit Insurance
                                       Corporation
                                    o  Is not guaranteed to achieve its stated
                                       goals

                                    The minimum initial investment for
                                    Portfolio Shares is $1,000,000.


RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES


LAZARD MORTGAGE PORTFOLIO
INVESTMENT OBJECTIVE                The Portfolio seeks total return from a
                                    combination of current income and capital appreciation, along with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES     The Portfolio invests primarily in
                                    mortgage-related securities issued or
                                    guaranteed by the U.S. Government, its
                                    agencies or instrumentalities. The Portfolio also invests in mortgage-related securities rated, at the time of purchase, Aaa/AAA by a nationally recognized statistical rating organization.

PRINCIPAL INVESTMENT RISKS          A security guaranteed by the U.S. Government
                                    is guaranteed only as to principal and
                                    interest. Neither the market value of the security nor the Portfolio's share price is guaranteed.

                                    Prices of certain mortgage-related
                                    securities tend to move inversely with
                                    changes in interest rates. In periods of declining interest rates, mortgages underlying a mortgage-related security are more likely to be prepaid, which could hurt the Portfolio's share price or yield. Other mortgage-related securities also are subject to credit risks associated with the underlying mortgage properties. These securities may be more volatile or less liquid than more traditional debt securities. The value of your investment in the Portfolio will go up and down, which means that you could lose money.

                                    The Portfolio is non-diversified, which
                                    means that it may invest a greater
                                    percentage of its assets in a particular issuer compared to funds that are diversified. Accordingly, its performance may be more sensitive to changes in the market value of a single issuer or group of issuers.

PERFORMANCE BAR CHART AND TABLE

As of the date of this prospectus, the Portfolio had not completed a year of operations. Accordingly, no performance information is provided.

FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The following table illustrates those fees and expenses.

Keep in mind that the Portfolio has no sales      ANNUAL PORTFOLIO
charge (load).  Annual Portfolio Operating        OPERATING EXPENSES
Expenses are paid out of Portfolio assets,        (FEES THAT ARE
and are reflected in the share price.             DEDUCTED FROM
                                                  PORTFOLIO ASSETS)
                                                  -----------------------------
                                                  Management fees         .40%
                                                  -----------------------------
                                                  Distribution and
                                                  Service (12b-1) fees   None
                                                  -----------------------------
                                                  Other expenses*         .86%
                                                  -----------------------------
                                                  Total Annual Portfolio
                                                  Operating Expenses     1.26%
                                                  -----------------------------
                                                  Fee Waiver and
                                                  Expense
                                                  Reimbursement**       ( .61)%
                                                  -----------------------------
                                                  Net Operating
                                                  Expenses**              .65%
                                                  -----------------------------

---------------------

*   "Other expenses" are based on estimated amounts for the current fiscal year.

* The Investment Manager has contractually agreed to waive its fee and/or reimburse the Portfolio through December 31, 2001 to the extent Total Annual Portfolio Operating Expenses exceed .65% of the Portfolio's average daily net assets.

EXPENSE EXAMPLE

Use the table at right to compare the Portfolio's fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

    o $10,000 initial investment
    o 5% annual return each year
    o redemption at the end of each period
    o no changes in operating expenses

Because this example is hypothetical and for comparison only, your actual costs will be higher or lower.

     LAZARD MORTGAGE PORTFOLIO            1+          3+
                                         Year       Years
-------------------------------------------------------------------------------
                                         $66        $339

-----------------

+ Year 1 fees and expenses are based on the net amount pursuant to the contractual agreement.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
-------------------------------------------------
LAZARD MORTGAGE PORTFOLIO
Ticker Symbol:  Not Available
INVESTMENT OBJECTIVE AND STRATEGIES

Lazard Mortgage Portfolio seeks total return from a combination of current income and capital appreciation, along with the preservation of capital. The Portfolio invests primarily in mortgage-related securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Portfolio also invests in mortgage-related securities rated, at the time of purchase, AAA by Standard & Poor's Ratings Services or Aaa by Moody's Investors Service, Inc., or the unrated equivalent as determined by the Investment Manager.

The Portfolio generally invests at least 65% of its assets in mortgage-related securities of U.S. issuers. The Portfolio generally will invest a majority of its assets in mortgage-related securities issued or guaranteed by the Government National Mortgage Association (popularly called "Ginnie Maes"), the Federal National Mortgage Association ("Fannie 3Maes") and the Federal Home Loan Mortgage Corporation ("Freddie Macs"). Ginnie Maes are guaranteed as to timely payment of principal and interest by the Government National Mortgage Association and this guarantee is backed by the full faith and credit of the U.S. Government. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

The Portfolio also may invest in other mortgage-related securities issued by U.S. issuers. The Portfolio may invest up to 35% of its assets in other securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, AAA-rated asset-backed securities and short-term money market instruments. In addition, the Portfolio may enter into forward roll transactions with respect to mortgage-related securities. In a forward roll transaction, the Portfolio sells a mortgage-related security to a financial institution and simultaneously agrees to purchase a similar security from the institution at a later date at an agreed upon price.

The Portfolio may engage, to a limited extent, in various investment techniques, such as options and futures transactions and lending portfolio securities.

ADDITIONAL RISK FACTORS

A security guaranteed by the U.S. Government is guaranteed only as to principal and interest. Neither the market value of the security nor the Portfolio's share price is guaranteed. Prices of certain Ginnie Maes and other mortgage-related securities tend to move inversely with changes in interest rates. While a rise in rates may allow the Portfolio to invest for higher yields, the most immediate effect is usually a drop in the security's price, and therefore in the Portfolio's share price as well. As a result, the value of your investment in the Portfolio could go up or down, which means that you could lose money.

Although the price of a Ginnie Mae or other mortgage-related security may decline when interest rates rise, the converse is not necessarily true. In periods of declining interest rates, the mortgages underlying a mortgage-related security are more likely to be prepaid, which could hurt the Portfolio's share price or yield. During periods of rapidly rising interest rates, such mortgages may be prepaid at slower than expected rates which effectively may lengthen a mortgage-related security's expected maturity and cause the value of the security to fluctuate more widely in response to changes in interest rates.

Other mortgage-related securities also are subject to credit risks associated with the underlying mortgage properties. These securities may be more volatile and less liquid than more traditional debt securities. Forward roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the securities' purchase price.

Under adverse market conditions, the Portfolio could invest some or all of its assets in money market securities. The Portfolio would do this to avoid losses, but this could reduce the benefit from any upswing in the market for mortgage-related securities and may result in the Portfolio not achieving its investment objective.

While the Portfolio may engage in options and futures transactions primarily to hedge its portfolio, it may also use these transactions to increase returns; however, there is the risk that these transactions sometimes may reduce returns or increase volatility. In addition, derivatives, such as options and futures, can be illiquid and highly sensitive to changes in their underlying security, interest rate or index. As such, a small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.


FUND MANAGEMENT
-------------------------------------------------------------------------------
INVESTMENT MANAGER

Lazard Asset Management, 30 Rockefeller Plaza, New York, New York 10112, serves as the Investment Manager of the Portfolio. The Investment Manager provides day-to-day management of the Portfolio's investments and assists in the overall management of the Portfolio's affairs. The Investment Manager is a division of Lazard, a New York limited liability company, which is registered as an investment adviser with the Securities and Exchange Commission (the "Commission") and is a member of the New York, American and Chicago Stock Exchanges. Lazard provides its clients with a wide variety of investment banking, brokerage and related services. The Investment Manager and its affiliates provide investment management services to client discretionary accounts with assets totaling approximately $71.6 billion as of September 30, 2000. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of several of the Fund's other Portfolios.

The Fund has agreed to pay the Investment Manager an investment management fee at the annual rate of .40% of the Portfolio's average daily net asset value. The investment management fees are accrued daily and paid monthly.

PRINCIPAL PORTFOLIO MANAGERS

The Portfolio is managed on a team basis. The principal persons who are primarily responsible for the day-to-day management of the assets of the Portfolio are Kenneth C. Weiss and Eric S. Silvergold (each since inception).

BIOGRAPHICAL INFORMATION OF PRINCIPAL PORTFOLIO MANAGERS

KENNETH C. WEISS. Mr. Weiss has been a Managing Director of the Investment Manager since February 2000, when he joined the Investment Manager. Prior thereto, he was President and Chief Executive Officer of Hyperion Capital Management.

ERIC S. SILVERGOLD. Mr. Silvergold has been a Senior Vice President of the Investment Manager since December 1999 (a Vice President prior to that time). He joined the Investment Manager in April 1995.

ADMINISTRATOR

State Street Bank and Trust Company ("State Street"), located at 225 Franklin Street, Boston, Massachusetts 02110, serves as the Portfolio's administrator.

DISTRIBUTOR

Lazard acts as distributor for the Portfolio.

CUSTODIAN

State Street acts as custodian of the Portfolio's investments.

SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------
GENERAL

                                    Portfolio shares are sold, without a sales charge, on a continuous basis at the net asset value per share ("NAV") next determined after an order in proper form is received by the Fund's Transfer Agent, Boston Financial Data Services, Inc., or another authorized entity. The NAV is determined as of the close of trading on the floor of the New York Stock Exchange (normally 4:00 p.m., Eastern time), on each day the New York Stock Exchange is open for business. The Portfolio's securities typically are valued using available market quotations or at fair value which may be determined by one or more pricing services. Debt securities having remaining maturities of 60 days or less are valued on an amortized cost basis unless the Board determines that such method does not represent fair value.

                                    MINIMUM INVESTMENT

                                    All purchases made by check should be in U.S. dollars and made payable to "The Lazard Funds, Inc." Third party checks will not be accepted. When purchases are made by check or periodic account investment, redemptions proceeds will be transmitted to you promptly upon bank clearance of your purchase check, which may take up to 15 calendar days. Please note that the minimum initial investment is $1,000,000.

HOW TO BUY SHARES

                    INITIAL PURCHASE                                   ADDITIONAL PURCHASES

BY MAIL             1.  Complete a Purchase Application.          1.  Make a check payable to "The
-------                 Indicate the services to be used.             Lazard Funds, Inc."  Write the
                                                                      shareholder's account number on
                                                                      the check.

                    2.  Mail the Purchase Application and
                        a check for $1,000,000 or more
                        payable to "The Lazard Funds,
                        Inc." to:                                 2.  Mail the check and the
                                                                      detachable stub from the Statement
                            The Lazard Funds, Inc.                    of Account (or a letter providing
                            P.O. Box 9363                             the account number) to the address
                            Boston, Massachusetts 02205-9363          set forth in Item 2 under "Initial
                            Attention:  (Name of Portfolio)           Purchase - By Mail."


BY WIRE             1.  Call (800) 986-3455 toll-free from            Instruct the wiring bank to
-------                 any state and provide the following:          transmit the specified amount in
                                                                      federal funds to State Street Bank
                        o  the name of the Portfolio to               and Trust Company, as instructed
                           be invested in                             in Item 2 under "Initial Purchase
                                                                      - By Wire."
                        o  name(s) in which shares are to
                           be registered

                        o  address

                        o  social security or tax
                           identification number

                        o  dividend payment election

                        o  amount to be wired

                        o  name of the wiring bank, and

                        o  name and telephone number of the
                           person to be contacted in connection
                           with the order.

                        An account number will then be assigned.

                        2. Instruct the wiring bank to transmit the specified amount in federal funds, giving the wiring bank the account name(s) and assigned account number, to State
                        Street Bank and Trust Company:

                        ABA #: 011000028
                        State Street Bank and Trust Company
                        Boston, Massachusetts
                        Custody and Shareholder Services Division
                        DDA 9905-2375
                        Attention: (Name of Portfolio)
                        The Lazard Funds, Inc.
                        Shareholder's Name and Account Number

                        3. Complete a Purchase Application. Indicate the services to be used. Mail the Purchase Application to the address set forth in Item 2 under "Initial
                        Purchase - By Mail."

HOW TO SELL SHARES

GENERAL

The Fund imposes no charges when shares are sold. However, securities dealers and other institutions may charge their clients a fee for effecting sales of Portfolio shares. Upon receipt by the Transfer Agent, Lazard or another authorized entity of a sale request in proper form, Portfolio shares will be sold at their next determined NAV. (See below.)

Checks for sale proceeds ordinarily will be mailed within seven days. Where the shares to be sold have been purchased by check, the sale proceeds will be transmitted to you promptly upon bank clearance of your purchase check, which may take up to 15 calendar days. Alternatively, redemption requests may be satisfied through a transfer of in-kind portfolio securities:

SELLING SHARES
THROUGH THE TRANSFER AGENT:         Shareholders who do not have a brokerage
                                    account with Lazard should submit their sale requests to the Transfer Agent by telephone or mail, as follows:

                                    TELEPHONE REDEMPTIONS: A shareholder may redeem shares by calling the Transfer Agent. To redeem shares by telephone, the shareholder must have properly completed and submitted to the Transfer Agent either a Purchase Application authorizing such redemption or a Telephone Redemption Authorization Form. To place a redemption request, or to have telephone redemption privileges added to your account, please call the Transfer Agent's toll-free number,
                                    (800) 986-3455. In order to confirm that telephone instructions for redemptions are genuine, the Fund has established reasonable procedures to be employed by the Fund and the Transfer Agent, including the requirement that a form of personal identification be provided.

                                    BY MAIL: 1. Write a letter of instruction to the Fund. Indicate the dollar amount, or number of shares to be sold, the Portfolio name, the shareholder's account number, and social security or taxpayer identification number.


                                    2. Sign the letter in exactly the same way the account is registered. If there is more than one owner of the account, all must sign.

                                    3. If shares to be sold have a value of
                                    $50,000 or more, the signature(s) must be guaranteed by a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System, broker-dealer, registered securities association or clearing agency, or other participant in a signature guarantee program. Signature guarantees by a notary public are not acceptable. Further documentation may be requested to evidence the authority of the person or entity making the sale request. In addition, all redemption requests that include instructions for redemption proceeds to be sent somewhere other than the address on file, must be signature guaranteed.

                                    4. Mail the letter to the Transfer Agent at the following address:


                                    The Lazard Funds, Inc. P.O. Box 9363 Boston,
                                    Massachusetts 02205-9363 Attention: (Name of
                                    Portfolio)


THROUGH A LAZARD BROKERAGE
  ACCOUNT: Shareholders who have a brokerage account with Lazard should contact their account representative for specific instructions on how to sell Portfolio shares.

INVESTOR SERVICES                   AUTOMATIC REINVESTMENT PLAN allows your
                                    dividends and capital gain distributions to be reinvested in additional shares of your Portfolio or another Portfolio.

                                    EXCHANGE PRIVILEGE allows you to exchange shares of one Portfolio that have been held for seven days or more for shares of the Institutional Class of another Portfolio in an identically registered account. Shares will be exchanged at the next determined NAV. There is no cost associated with this service. All exchanges are subject to the minimum initial investment requirements.

                                    A shareholder may exchange shares by writing or calling the Transfer Agent. To exchange shares by telephone, the shareholder must have properly completed and submitted to the Transfer Agent either a Purchase Application authorizing such exchanges or a signed letter requesting that the exchange privilege be added to the account. The Transfer Agent's toll-free number for exchanges is (800) 986-3455. In order to confirm that telephone instructions for exchanges are genuine, the Fund has established reasonable procedures to be employed by the Fund and the Transfer Agent, including the requirement that a form of personal identification be provided.

                                    The Fund reserves the right to limit the number of times shares may be exchanged between Portfolios, to reject any telephone exchange order, or to otherwise modify or discontinue exchange privileges at any time.

                                    The Fund's exchange privilege is not
                                    designed to provide investors with a means of speculating on short-term market movements. A pattern of frequent exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Portfolio's performance and shareholders. Accordingly, if the Fund's management determines that an investor is following a market-timing strategy or is otherwise engaging in excessive trading, the Fund, with or without prior notice, may temporarily or permanently terminate the availability of the exchange privilege, or reject in whole or part any exchange request, with respect to such investor's account. Generally, an investor who makes more than four exchanges per Portfolio during any 12 month period, or who makes exchanges that appear to coincide with a market-timing strategy, may be deemed to be engaged in excessive trading. If an exchange request is refused, the Fund will take no other action with respect to the shares until it receives further instructions from the investor. The Fund's policy on excessive trading applies to investors who invest in the Portfolio directly or through financial intermediaries.

                                    TELEPHONE REDEMPTION allows you to redeem shares at the net asset value next determined after you call the Transfer Agent with your request.

GENERAL POLICIES

The Fund reserves the right to:

     o Redeem an account, with notice, if the value of the account falls below $1,000 due to redemptions

     o Suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when trading is restricted by the SEC

     o         Change the required minimum investment amount

     o Delay sending out redemption proceeds for up to seven days (this usually applies to very large redemptions received without notice, excessive trading, or during unusual market conditions)

     o Make a redemption-in-kind (a payment in portfolio securities instead of in cash) if it is determined that a redemption is too large and/or may cause harm to the Portfolio and its shareholders

     o Refuse any purchase or exchange request if such request could adversely affect the Portfolio's NAV, including if such person or group has engaged in excessive trading (to be determined at the Fund's discretion)

     o Close an account due to excessive trading after prior notification

ACCOUNT POLICIES, DIVIDENDS AND TAXES

                                    ACCOUNT STATEMENTS

                                    You will receive quarterly statements
                                    detailing your account activity. All
                                    investors will also receive a yearly
                                    statement detailing the tax characteristics of any dividends and distributions that you have received in your account. You will also receive confirmations after each trade executed in your account.

                                    DIVIDENDS AND DISTRIBUTIONS

                                    Income dividends are normally declared each business day and paid monthly for the Portfolio. Net capital gains, if any, are normally distributed annually but may be distributed twice annually.

                                    Dividends and distributions of the Portfolio will be invested in additional shares of the Portfolio at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash. Dividend checks and Statements of Account will be mailed approximately two business days after the payment date.

                                    TAX INFORMATION

                                    Please be aware that the following tax
                                    information is general and refers to the provisions of the Internal Revenue Code of 1986, as amended, which are in effect as of the date of this Prospectus. You should consult a tax adviser about the status of your distributions from your Portfolio.

                                    All dividends and short-term capital gains distributions are generally taxable to you as ordinary income, whether you receive the distribution in cash or reinvest it in additional shares. An exchange of the Portfolio's shares for shares of another Portfolio will be treated as a sale of the Portfolio's shares and any gain on the transaction may be subject to federal income tax.


                                    Keep in mind that distributions may be
                                    taxable to you at different rates depending on the length of time the Portfolio held the applicable investment not the length of time that you held your Portfolio shares. When you do sell your Portfolio shares, a taxable capital gain or loss may be realized, except for IRA or other tax-advantaged accounts.


                                    Federal law requires the Portfolio to
                                    withhold taxes on distributions paid to
                                    shareholders who:

                                    o fail to provide a social security number or taxpayer identification number

                                    o   fail to certify that their social
                                        security number or taxpayer
                                        identification number is correct

                                    o   fail to certify that they are exempt
                                        from withholding

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

As a new Portfolio, financial highlights information is not available for the Portfolio as of the date of this Prospectus.

For more information about the Portfolio, the following document is available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides more detailed information about the Portfolio, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

-------------------------------------------------------------------------------
YOU CAN GET A FREE COPY OF THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE PORTFOLIO BY CONTACTING THE FUND AT:

                             THE LAZARD FUNDS, INC.
                             30 ROCKEFELLER PLAZA
                             NEW YORK, NEW YORK 10112
                             TELEPHONE: 1-800-823-6300
                             HTTP://WWW.LAZARDNET.COM
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You can review the SAI at the Public Reference Room of the Securities and
Exchange Commission in Washington, D.C. For information, call 1-202-942-8090. You can get text-only copies:

   o After paying a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009, or by e-mail request to publicinfo@sec.gov.
   o  Free from the Commission's Website at http://www.sec.gov.





       Investment Company Act file no. 811-6312

                             THE LAZARD FUNDS, INC.

                            PART C. OTHER INFORMATION

Item 23. Exhibits

         (a)(1)   Articles of Incorporation1
         (a)(2)   Articles of Amendment7
         (a)(3)   Articles Supplementary
         (b)      By-Laws1
         (d)(1) Form of Investment Management Agreement between the Registrant and Lazard Asset Management with respect to the Lazard International Equity Portfolio4
         (d)(2) Form of Investment Management Agreement between the Registrant and Lazard Asset Management with respect to the Lazard International Fixed-Income Portfolio4
         (d)(3) Form of Investment Management Agreement between the Registrant and Lazard Asset Management with respect to the Lazard Bond Portfolio4
         (d)(4) Form of Investment Management Agreement between the Registrant and Lazard Asset Management with respect to the Lazard Strategic Yield Portfolio4
         (d)(5)   Form of Investment Management Agreement between the
                  Registrant and Lazard Asset Management with
                  respect to the Lazard Small Cap Portfolio4
         (d)(6) Form of Investment Management Agreement between the Registrant and Lazard Asset Management with respect to the Lazard Equity Portfolio4
         (d)(7) Form of Investment Management Agreement between the Registrant and Lazard Asset Management with respect to the Lazard Emerging Market Portfolio3
         (d)(8) Form of Investment Management Agreement between the Registrant and Lazard Asset Management with respect to the Lazard International Small Cap Portfolio3
         (d)(9) Form of Investment Management Agreement between the Registrant and Lazard Asset Management with respect to the Lazard Global Equity Portfolio5
         (d)(10)  N/A
         (d)(11)  N/A
         (d)(12) Form of Investment Management Agreement between the Registrant and Lazard Asset Management with respect to the Lazard Mid Cap Portfolio8
         (d)(13) Form of Investment Management Agreement between the Registrant and Lazard Asset Management with respect to the Lazard High Yield Portfolio8
         (d)(14)  N/A
         (e)      Distribution Agreement, as revised7
         (g)      Form of Custodian Agreement2
         (h)(1)   Form of Transfer Agency and Service Agreement2
         (h)(2) Form of Administration Agreement between the Registrant and State Street Bank and Trust Company5
         (i)      Opinion and Consent of Counsel6
         (j)      Consent of Independent Auditors
         (m)      Distribution and Servicing Plan8
         (n)      N/A
         (o)      Rule 18f-3 Plan7
         (p)      Code of Ethics10
               Other Exhibits:
               Power of Attorney of Board Members9

---------------
     1. Incorporated by reference from Registrant's Registration Statement on Form N-1A (file Nos. 33-40682 and 811-6312) filed with the Securities and Exchange Commission (the "SEC") on May 20, 1991.

     2. Incorporated by reference from Registrant's Pre-Effective Amendment No. 1 filed with the SEC on July 23, 1991.

     3. Incorporated by reference from Registrant's Post-Effective Amendment No. 5 filed with the SEC on September 1, 1993.

     4. Incorporated by reference from Registrant's Post-Effective Amendment No. 6 filed with the SEC on March 31, 1994.

     5. Incorporated by reference from Registrant's Post-Effective Amendment No. 8 filed with the SEC on October 13, 1995.

     6. Incorporated by reference from Registrant's Post-Effective Amendment No. 9 filed with the SEC on December 27, 1995.

     7. Incorporated by reference from Registrant's Post-Effective Amendment No. 10 filed with the SEC on August 15, 1996.

     8. Incorporated by reference from Registrant's Post-Effective Amendment No. 15 filed with the SEC on October 31, 1997.

     9. Incorporated by reference from Registrant's Post-Effective Amendment No. 19 filed with the SEC on May 1, 2000.

     10. Incorporated by reference from Registrant's Post-Effective Amendment No. 20 filed with the SEC on August 15, 2000.

Item 24.  Persons Controlled by or under Common Control with Registrant

          None.

Item 25.  Indemnification

          Reference is made to Article EIGHTH of the Registrant's Articles of Incorporation filed as Exhibit (a) and to Section 2-418 of the Maryland General Corporation Law. The application of these provisions is limited by Article VIII of the Registrant's By-Laws filed as Exhibit 2 and by the following undertaking set forth in the rules promulgated by the SEC:

          Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In such event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

          Reference also is made to the Investment Management Agreements and the Distribution Agreement filed as Exhibits (d) and (e), respectively.


Item 26. Business and Other Connections of Investment Advisers

         The description of the Investment Manager under the Captions "Fund Management - Investment Manager" in the Prospectus and "Management" in the Statement of Additional Information consituting Parts A and B, respectively, of this Registration Statement is incorporated by reference herein. Registrant is fulfilling the requirement of this Item 26 to provide a list of the officers and directors of Lazard Freres & Co. LLC, the Registrant's investment adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by Lazard Freres & Co. LLC or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by Lazard Freres & Co. LLC (SEC File No. 801-6568).


Item 27.  Principal Underwriters

(a) Lazard Freres & Co. LLC, through its division Lazard Asset Management, currently serves as an investment adviser or subadviser to the following investment companies: Lazard Retirement Series, Inc.; American AAdvantage Fund; International Equity Fund; AmSouth International Equity Fund; Fortis Series Fund, Inc. Lazard International Stock Series; EQ Advisors Trust Lazard Large Cap Value Portfolio and Lazard Small Cap Value Portfolio; Frank Russell Funds Fixed Income III Portfolio and Multistrategy Bond Portfolio; JNL Series Trust Lazard/JNL Mid Cap Value Series and Lazard/JNL Small Cap Value Series; The Managers Funds Managers International Equity Fund; Members Mutual Funds Members International Stock Fund; Nationwide Investing Foundation III Prestige Advisor Series Prestige International Fund; Nationwide Separate Account Trust Nationwide Small Company Fund; New Covenant Growth Fund; Pacific Select Fund Mid Cap Value Fund; The Target Funds Target International Equity Portfolio and Target Small Capitalization Value Portfolio; The Target Portfolio Trust Target International Equity Portfolio and Target Small Capitalization Value Portfolio; Prudential Diversified Funds Prudential Diversified Moderate Growth Fund and Prudential Diversified High Growth Fund; Style Select Series, Inc. Small-Cap Value Portfolio; TIFF Investment Program, Inc. TIFF Emerging Markets Fund; and Travelers Series Trust Lazard International Stock Portfolio.

   (b) Registrant is fulfilling the requirement of this Item 27 by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by Lazard Freres & Co. LLC (SEC File No. 801-6568) and the information contained in the Form BD filed with the SEC pursuant to the Securities Exchange Act of 1934 by Lazard Freres & Co. LLC (SEC File No. 8-2595).

   (c)   Not applicable.

Item 28. Location of Accounts and Records

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained as follows: Journals, ledgers, securities records and other original records are maintained primarily at the offices of the Registrant's Custodian, State Street Bank & Trust Company. All other records so required to be maintained are maintained at the offices of Lazard Freres & Co. LLC, 30 Rockefeller Plaza, New York, New York 10112.


Item 29. Management Services

         Not Applicable

Item 30. Undertakings

         None




                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 29th day of December, 2000.

                             THE LAZARD FUNDS, INC.
                                        (Registrant)

                               By: /s/Herbert W. Gullquist*
                                  -------------------------------------
                                   Herbert W. Gullquist, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/S/Herbert W. Gullquist*      President (Principal            December 29, 2000
-----------------------       Executive, Financial
Herbert W. Gullquist          and Accounting Officer)
                              and Director

/S/Norman Eig*                Director                        December 29, 2000
--------------
Norman Eig

/s/ John J. Burke*            Director                        December 29, 2000
------------------
John J. Burke

/s/ Lester Z. Lieberman*      Director                        December 29, 2000
-----------------------
Lester Z. Lieberman

/s/ Richard Reiss, Jr.*       Director                        December 29, 2000
------------------------
Richard Reiss, Jr.

/s/ John Rutledge*            Director                        December 29, 2000
-----------------------
John Rutledge

/s/ Kenneth S. Davidson*      Director                        December 29, 2000
------------------------
   Kenneth S. Davidson

/s/ Carl Frischling*          Director                        December 29, 2000
-----------------------
   Carl Frischling

/s/ William Katz*             Director                        December 29, 2000
----------------------
   William Katz

*By:/s/ David M. Goldenberg, Esq.
        ------------------------
 Attorney-in-fact, David M. Goldenberg, Esq.

                             THE LAZARD FUNDS, INC.

                       Post-Effective Amendment No. 22 to

                   Registration Statement on Form N-1A under

                         the Securities Act of 1933 and

                       the Investment Company Act of 1940

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                                    EXHIBITS
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                               INDEX TO EXHIBITS


(a)(3)    Articles Supplementary
(j)       Consent of Independent Auditors